Venezuela - Foreign Currency and Inflation (Details) In Millions, unless otherwise specified				3 Months Ended
	Apr. 28, 2013 USD ($)	Feb. 13, 2013 VEF	Feb. 12, 2013 VEF	Apr. 28, 2013 VENEZUELA USD ($)
Foreign Currency [Line Items]
Foreign Currency Exchange Rate, Remeasurement		6.30	4.30
Foreign Currency Transaction Gain (Loss), Realized				$ (42.7)
Foreign Currency Transaction Gain (Loss), Realized, Net of Tax				(39.1)
Monetary assets net of monetary liabilities subject to an earnings impact from exchange rate movements under highly inflationary accounting	$ 109.2